Condensed Consolidating Financial Statement Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statement Information [Abstract]
Condensed Consolidating Financial Statement Information

NOTE 11 – CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION

On July 13, 2010, the Company completed an offering of $300 million of 11 3/4% Senior Secured Notes due on July 15, 2015 at an offering price of 99.077%. The Senior Secured Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act or to non-U.S. buyers in accordance with Regulation S under the Securities Act. In connection with the sale of the Senior Secured Notes, the Company entered into a Registration Rights Agreement with the initial purchasers of the Original Notes party thereto, pursuant to which the Company and its Subsidiary Guarantors (as defined below) agreed to file a registration statement with respect to an offer to exchange the Senior Secured Notes for a new issue of substantially identical notes registered under the Securities Act (the "Exchange Notes"). On June 30, 2011, the Company's Form S-4 Registration Statement for the Exchange Notes filed with the Securities and Exchange Commission became effective, and all of the Original Notes were exchanged for Exchange Notes on August 1, 2011. The Exchange Notes are fully and unconditionally guaranteed on a joint and several senior secured basis by the Company and certain of its wholly-owned domestic subsidiaries (the "Subsidiary Guarantors").

The following condensed consolidating financial information, which has been prepared in accordance with the requirements for presentation of Rule 3-10(f) of Regulation S-X promulgated under the Securities Act, presents the condensed consolidating financial information separately for:

(i)	Bankrate, Inc., as the issuer of the Senior Secured Notes;

(ii)	The Subsidiary Guarantors, on a combined basis, which are 100% owned by Bankrate, Inc., and which are guarantors of the Senior Secured Notes;

(iii)	The Company's other subsidiaries on a combined basis, which are not guarantors of the Senior Secured Notes (the "Subsidiary Non-Guarantors");

(iv)	Consolidating entries and eliminations representing adjustments to:

a.	Eliminate intercompany transactions between or among the Company, the Subsidiary Guarantors and the Subsidiary Non-Guarantors and

b.	Eliminate the investments in the Company's subsidiaries;

(v)	The Company and its subsidiaries on a consolidated basis.

As the Senior Secured Notes were issued during July 2010, prior periods are not presented. As the Subsidiary Guarantors have guaranteed the Senior Secured Notes and have pledged their assets as collateral, the Company has "pushed down" the recording of the Senior Secured Notes and related interest expense to the Subsidiary Guarantors balance sheet and statement of operations as a non-cash transaction.

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

As of September 30, 2011

($ In thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Assets
Cash and cash equivalents	$57,526	$5,207	$1,756	$—	$64,489
Accounts receivable, net of allowance for doubtful accounts	33,448	33,849	1,908	—	69,205
Deferred income taxes	14,768	1,554	4	—	16,326
Prepaid expenses and other current assets	10,192	709	20	—	10,921

Total current assets	115,934	41,319	3,688	—	160,941

Furniture, fixtures and equipment, net of accumulated depreciation	5,592	3,312	417	—	9,321
Intangible assets, net of accumulated amortization	212,174	135,602	4,523	—	352,299
Goodwill	359,160	214,585	—	—	573,745
Other assets	1,440	9,251	—	—	10,691
Investment in subsidiary and inter-company	172,501	195,314	—	(367,815)	—

Total assets	$866,801	$599,383	$8,628	$(367,815)	$1,106,997

Liabilities and Stockholders' Equity

Liabilities
Accounts payable	$4,713	$3,159	$64	$—	$7,936
Accrued expenses	16,047	3,451	641	—	20,139
Deferred revenue and customer deposits	1,917	702	43	—	2,662
Accrued interest	—	4,859	—	—	4,859
Other current liabilities	3,465	—	12	—	3,477

Total current liabilities	26,142	12,171	760	—	39,073

Deferred income taxes	49,860	32,420	1,266	—	83,546
Senior secured notes, net of unamortized discount	—	193,537	—	—	193,537
Other liabilities	18,907	42	—	—	18,949

Total liabilities	94,909	238,170	2,026	—	335,105

Commitment and contingencies (Note 5)

Stockholders' equity
Total stockholders' equity	771,892	361,213	6,602	(367,815)	771,892

Total liabilities and stockholders' equity	$866,801	$599,383	$8,628	$(367,815)	$1,106,997

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2010

($ In thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Assets
Cash and cash equivalents	$109,323	$5,014	$1,293	$—	$115,630
Accounts receivable, net of allowance for doubtful accounts	20,872	22,535	1,734	(2,410)	42,731
Deferred income taxes	14,768	1,554	4	—	16,326
Prepaid expenses and other current assets	(10,073)	20,507	(4,945)	—	5,489

Total current assets	134,890	49,610	(1,914)	(2,410)	180,176

Furniture, fixtures and equipment, net of accumulated depreciation	2,991	2,967	363	—	6,321
Intangible assets, net of accumulated amortization	209,844	152,723	3,178	—	365,745
Goodwill	350,189	208,979	—	—	559,168
Other assets	2,424	11,793	—	—	14,217
Investment in subsidiary	66,151	285,653	—	(351,804)	—

Total assets	$766,489	$711,725	$1,627	$(354,214)	$1,125,627

Liabilities and Stockholders' Equity

Liabilities
Accounts payable	$6,678	$6,877	$420	$(2,410)	$11,565
Accrued expenses	10,889	5,946	308	—	17,143
Deferred revenue and customer deposits	3,773	2,519	143	—	6,435
Payable to dissenting stockholders	56,698	—	—	—	56,698
Accrued interest	—	16,393	—	—	16,393
Other current liabilities	6,790	—	11	—	6,801

Total current liabilities	84,828	31,735	882	(2,410)	115,035

Deferred income taxes	49,860	30,179	1,266	—	81,305
Note payable to Parent	—	—	—	—	—
Senior secured notes, net of unamortized discount	—	297,417	—	—	297,417
Other liabilities	5,745	69	—	—	5,814

Total liabilities	140,433	359,400	2,148	(2,410)	499,571
Total stockholders' equity	626,056	352,325	(521)	(351,804)	626,056

Total liabilities and stockholders' equity	$766,489	$711,725	$1,627	$(354,214)	$1,125,627

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

For the three months ended September 30, 2011

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Revenue	$73,577	$54,564	$2,130	$(17,367)	$112,904
Cost of revenue (excludes depreciation and amortization)	34,291	21,109	11	(17,367)	38,044

Gross margin	39,286	33,455	2,119	—	74,860

Operating expenses:
Sales	2,052	1,606	2	—	3,660
Marketing	11,911	10,279	1,776	—	23,966
Product development	1,621	1,984	3	—	3,608
General and administrative	6,411	3,388	307	—	10,106
Acquisition, offering and related expenses and related party fees	1,163	—	—	—	1,163
Restructuring charges	—	—	—	—	—
Depreciation and amortization	6,100	4,617	182	—	10,899

	29,258	21,874	2,270	—	53,402

Income (loss) from operations	10,028	11,581	(151)	—	21,458

Interest expense, net	(189)	(6,158)	(172)	—	(6,519)
Earnings (loss) in equity investments, net of tax	3,059	(118)	—	(2,941)	—

Other income (expenses)	2,870	(6,276)	(172)	(2,941)	(6,519)

Income (loss) before income taxes	12,898	5,305	(323)	(2,941)	14,939
Income tax expense	5,766	2,041	—	—	7,807

Net income (loss)	$7,132	$3,264	$(323)	$(2,941)	$7,132

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

For the three months ended September 30, 2010

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Revenue	$41,299	$29,241	$1,402	$(1,326)	$70,616
Cost of revenue (excludes depreciation and amortization)	15,604	13,511	24	(1,326)	27,813

Gross margin	25,695	15,730	1,378	—	42,803

Operating expenses:
Sales	1,744	557	—	—	2,301
Marketing	3,412	3,381	1,104	—	7,897
Product development	1,629	1,130	2	—	2,761
General and administrative	4,135	2,138	271	—	6,544
Legal settlements	141	—	—	—	141
Acquisition, offering and related expenses and related party fees	13,099	—	—	—	13,099
Restructuring charges	1,709	989	—	—	2,698
Depreciation and amortization	7,240	3,616	334	—	11,190

	33,109	11,811	1,711	—	46,631

(Loss) income from operations	(7,414)	3,919	(333)	—	(3,828)

Interest expense, net	(9,879)	(409)	(104)	—	(10,392)
(Loss) earnings in equity investments, net of tax	1,596	(266)	—	(1,330)	—

Other (expenses) income	(8,283)	(675)	(104)	(1,330)	(10,392)

(Loss) income before income taxes	(15,697)	3,244	(437)	(1,330)	(14,220)
Income tax expense (benefit)	(7,955)	1,477	—	—	(6,478)

Net (loss) income	$(7,742)	$1,767	$(437)	$(1,330)	$(7,742)

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

For the nine months ended September 30, 2011

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Revenue	$194,727	$148,458	$6,299	$(39,053)	$310,431
Cost of revenue (excludes depreciation and amortization)	91,774	58,457	51	(39,053)	111,229

Gross margin	102,953	90,001	6,248	—	199,202

Operating expenses:
Sales	5,255	4,442	4	—	9,701
Marketing	27,791	26,485	5,341	—	59,617
Product development	4,626	6,036	(97)	—	10,565
General and administrative	14,894	9,431	992	—	25,317
Acquisition, offering and related expenses and related party fees	40,857	—	—	—	40,857
Restructuring charges	—	238	—	—	238
Depreciation and amortization	18,183	14,203	180	—	32,566

	111,606	60,835	6,420	—	178,861

(Loss) income from operations	(8,653)	29,166	(172)	—	20,341

Interest expense, net	(193)	(24,737)	(509)	—	(25,439)
Loss on redemption of senior secured notes	—	(16,629)	—	—	(16,629)
(Loss) earnings in equity investments, net of tax	(8,074)	(33)	—	8,107	—

Other (expenses) income	(8,267)	(41,399)	(509)	8,107	(42,068)

(Loss) income before income taxes	(16,920)	(12,233)	(681)	8,107	(21,727)
Income tax expense (benefit)	10,547	(4,807)	—	—	5,740

Net (loss) income	$(27,467)	$(7,426)	$(681)	$8,107	$(27,467)

Bankrate, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

For the nine months ended September 30, 2010

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Revenue	$113,969	$29,241	$1,449	$(1,326)	$143,333
Cost of revenue (excludes depreciation and amortization)	44,298	13,511	24	(1,326)	56,507

Gross margin	69,671	15,730	1,425	—	86,826

Operating expenses:
Sales	5,698	557	—	—	6,255
Marketing	9,281	3,381	1,121	—	13,783
Product development	5,148	1,130	2	—	6,280
General and administrative	12,909	2,138	624	—	15,671
Legal settlements	141	—	—	—	141
Acquisition, offering and related expenses and related party fees	16,139	—	—	—	16,139
Restructuring charges	2,371	987	—	—	3,358
Depreciation and amortization	21,562	3,618	394	—	25,574

	73,249	11,811	2,141	—	87,201

(Loss) income from operations	(3,578)	3,919	(716)	—	(375)

Interest expense, net	(27,729)	(409)	(104)	—	(28,242)
(Loss) earnings in equity investments, net of tax	1,213	(266)	—	(947)	—

Other (expenses) income	(26,516)	(675)	(104)	(947)	(28,242)

(Loss) income before income taxes	(30,094)	3,244	(820)	(947)	(28,617)
Income tax expense (benefit)	(13,451)	1,477	—	—	(11,974)

Net (loss) income	$(16,643)	$1,767	$(820)	$(947)	$(16,643)

Bankrate Inc., and Subsidiaries

Condensed Consolidating Statement of Cash Flows

For the nine months ended September 30, 2011

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Consolidated
Cash flows from operating activities
Net cash (used in) provided by operating activities	$(10,819)	$2,251	$820	$(7,748)
Cash flows from investing activities
Purchases of furniture, fixtures and equipment and capitalized website development costs	(2,743)	(2,058)	(191)	(4,992)
Cash used in business acquisitions, net	(26,440)	—	—	(26,440)
Restricted cash	(576)	—	—	(576)
Cash paid for acquisition earnouts and contingent liabilities	2	—	—	2

Net cash used in investing activities	(29,757)	(2,058)	(191)	(32,006)
Cash flows from financing activities
Deferred financing costs	(2,950)	—	—	(2,950)
Repurchase of senior secured notes	(117,337)	—	—	(117,337)
Proceeds from issuance of preferred and common stock, net of costs	170,319	—	—	170,319
Payments to dissenting stockholders	(61,253)	—	—	(61,253)

Net cash used in financing activities	(11,221)	—	—	(11,221)

Effect of exchange rate on cash and cash equivalents	—	—	(166)	(166)

Net (decrease) increase in cash	(51,797)	193	463	(51,141)
Cash - beginning of period	109,323	5,014	1,293	115,630

Cash - end of period	$57,526	$5,207	$1,756	$64,489

Bankrate Inc., and Subsidiaries

Condensed Consolidating Statement of Cash Flows

For the nine months ended September 30, 2010

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Consolidated
Cash flows from operating activities
Net cash (used in) provided by operating activities	$3,765	$(4,222)	$2,744	$2,287
Cash flows from investing activities
Purchases of furniture, fixtures and equipment and capitalized website development costs	(2,914)	(406)	(157)	(3,477)
Cash used in business acquisitions, net	(352,141)	—	—	(352,141)
Restricted cash	2	—	—	2
Cash paid for acquisition earnouts and contingent liabilities	(13,583)	—	—	(13,583)

Net cash used in investing activities	(368,636)	(406)	(157)	(369,199)
Cash flows from financing activities
Proceeds from issuance of senior secured notes	297,231	—	—	297,231
Deferred financing costs	(11,578)	—	—	(11,578)
Proceeds from issuance of stockholder debt	40	—	—	40
Proceeds from issuance of preferred and common stock, net of costs	99,471	—	—	99,471

Net cash provided by financing activities	385,164	—	—	385,164

Effect of exchange rate on cash and cash equivalents	—	—	(215)	(215)

Net (decrease) increase in cash	20,293	(4,628)	2,372	18,037
Cash - beginning of period	69,262	7,216	1,212	77,690

Cash - end of period	$89,555	$2,588	$3,584	$95,727

Note 15—Condensed Consolidating Financial Statement Information

On July 13, 2010, the Company completed an offering of $300.0 million of 11 3/4% Senior Secured Notes due on July 15, 2015 at an Offering Price of 99.077%. The Senior Secured Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). In connection with the sale of the Senior Secured Notes, the Company entered into a Registration Rights Agreement with the initial purchasers of the Original Notes party thereto, pursuant to which the Company and its Subsidiary Guarantors (as defined below) agreed to file a registration statement with respect to an offer to exchange the Senior Secured Notes for a new issue of substantially identical notes registered under the Securities Act (the "Exchange Notes," and together with the Senior Secured Notes, the "11 3/4% Senior Notes"). The registration statement was held and this exchange offer was consummated in June 2011. The 11 3/4% Senior Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by the Company and certain of its wholly-owned domestic subsidiaries (the "Subsidiary Guarantors").

The following condensed consolidating financial information, which has been prepared in accordance with the requirements for presentation of Rule 3-10(d) of Regulation S-X promulgated under the Securities Act, presents the condensed consolidating financial information separately for:

(i)	Bankrate, Inc., as the issuer of the 11 3/4% Senior Notes;

(ii)	The Subsidiary Guarantors, on a combined basis, which are 100% owned by Bankrate, Inc., and which are Guarantors of the 11 3/4% Senior Notes;

(iii)	The Company's other subsidiaries on a combined basis, which are not guarantors of the 11 3/4% Senior Notes (the "Subsidiary Non-Guarantors");

(iv)	Consolidating entries and eliminations representing adjustments to

a.	Eliminate intercompany transactions between or among the Company, the Subsidiary Guarantors and the Subsidiary Non-Guarantors and

b.	Eliminate the investments in the Company's subsidiaries;

(v)	The Company and its subsidiaries on a consolidated basis.

As the Senior Notes, to which the Guarantors are related, were issued during 2010, prior periods are not presented. As the Subsidiary Guarantors have guaranteed the 11 3/4% Senior Notes and have pledged their assets as collateral, the Company has "pushed down" the recording of the 11 3/4% Senior Notes and related interest expense to the Subsidiary Guarantors balance sheet and statement of operations as a non-cash transaction.

Condensed Consolidating Balance Sheets

As of December 31, 2010

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Assets
Cash and cash equivalents	$109,323	$5,014	$1,293	$—	$115,630
Accounts receivable, net of allowance for doubtful accounts	20,872	22,535	1,734	(2,410)	42,731
Deferred income taxes	14,768	1,554	4	—	16,326
Prepaid expenses and other current assets	(10,073)	20,507	(4,945)	—	5,489

Total current assets	134,890	49,610	(1,914)	(2,410)	180,176

Furniture, fixtures and equipment, net of accumulated depreciation	2,991	2,967	363	—	6,321
Intangible assets, net of accumulated amortization	209,844	152,723	3,178	—	365,745
Goodwill	350,189	208,979	—	—	559,168
Other assets	2,424	11,793	—	—	14,217
Investment in subsidiary	66,151	285,653	—	(351,804)	—

Total assets	$766,489	$711,725	$1,627	$(354,214)	$1,125,627

Liabilities and Stockholders' Equity

Liabilities
Accounts payable	$6,678	$6,877	$420	$(2,410)	$11,565
Accrued expenses	10,889	5,946	308	—	17,143
Deferred revenue and customer deposits	3,773	2,519	143	—	6,435
Payable to dissenting stockholders	56,698	—	—	—	56,698
Accrued interest	—	16,393	—	—	16,393
Other current liabilities	6,790	—	11	—	6,801

Total current liabilities	84,828	31,735	882	(2,410)	115,035

Deferred income taxes	49,860	30,179	1,266	—	81,305
Note payable to related parties	—	—	—	—	—
Senior secured notes, net of unamortized discount	—	297,417	—	—	297,417
Other liabilities	5,745	69	—	—	5,814

Total liabilities	140,433	359,400	2,148	(2,410)	499,571
Total stockholders' equity	626,056	352,325	(521)	(351,804)	626,056

Total liabilities and stockholders' equity	$766,489	$711,725	$1,627	$(354,214)	$1,125,627

Condensed Consolidating Statement of Operations

For the Year ended December 31, 2010

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Eliminations	Consolidated
Revenue	$152,500	$67,514	$3,378	$(2,794)	$220,598
Cost of revenue (excludes depreciation and amortization)	60,038	28,008	74	(2,794)	85,326

Gross margin	92,462	39,506	3,304	—	135,272

Operating expenses:
Sales	7,393	1,232	—	—	8,624
Marketing	12,226	8,740	2,705	—	23,672
Product development	6,824	1,893	5	—	8,722
General and administrative	17,426	4,620	946	—	22,991
Legal settlements	1,646	—	—	—	1,646
Acquisition related expenses and related party fees	17,390	—	—	—	17,390
Restructuring charges	2,225	1,063	—	—	3,288
Impairment charges					—
Depreciation and amortization	26,794	7,781	650	—	35,226

	91,924	25,329	4,306	—	121,559

Income (loss) from operations	538	14,177	(1,002)	—	13,713

Interest expense, net	(21,184)	(17,014)	(257)	—	38,455
(Loss) earnings in equity investments, net of taxes	(3,028)	(482)	—	3,510	—
Other	(340)	34	—	—	(306)

Other (expenses) income	(24,552)	(17,462)	(257)	3,510	(38,761)

(Loss) income before income taxes	(24,014)	(3,285)	(1,259)	3,510	(25,048)
Income tax expense (benefit)	(2,617)	(1,034)	—	—	(3,651)

Net (loss) income	$(21,397)	$(2,251)	$(1,259)	$3,510	$(21,397)

Condensed Consolidating Statement of Cash Flows

For the Year ended December 31, 2010

($ in thousands)

	Bankrate, Inc.	Guarantor Subsidiary	Non-Guarantor Subsidiary	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$31,809	$2,636	$(3,209)	$31,236
Cash flows from investing activities
Purchases of short-term investments				—
Proceeds from sale of Savingsforcollege.com	250	—	—	250
Purchases of furniture, fixtures and equipment	(2,996)	(1,243)	(249)	(4,488)
Cash used in business acquisitions, net	(355,169)	—	—	(355,169)
Restricted cash	2	—	—	2
Cash paid for acquisition earnouts	(13,583)	—	—	(13,583)

Net cash used in investing activities	(371,496)	(1,243)	(249)	(372,988)
Cash flows from financing activities
Proceeds from issuance of senior secured notes	297,231	—	—	297,231
Original issue discount on issuance of senior secured notes				—
Underwriting fees and direct costs on issuance of senior secured notes	(11,578)	—	—	(11,578)
Proceeds from issuance of stockholder debt	40	—	—	40
Proceeds from issuance of preferred and common stock	100,196	—	—	100,196
Distribution to dissenting stockholders	(6,141)	—	—	(6,141)

Net cash provided by financing activities	379,748	—	—	379,748

Effect of exchange rate on cash and cash equivalents	—	—	(56)	(56)

Net increase (decrease) in cash	(40,061)	1,393	(3,514)	37,940
Cash—beginning of period	69,262	3,621	4,807	77,690

Cash—end of period	$109,323	$5,014	$1,293	$115,630

Bankrate, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets

(Unaudited)

($ in thousands, except share and per share data)

	September 30, 2011	December 31, 2010

Assets
Cash and cash equivalents	$64,489	$115,630
Accounts receivable, net of allowance for doubtful accounts of $860 and $943 at September 30, 2011 and December 31, 2010	69,205	42,731
Deferred income taxes	16,326	16,326
Prepaid expenses and other current assets	10,921	5,489

Total current assets	160,941	180,176

Furniture, fixtures and equipment, net of accumulated depreciation of $5,445 and $2,797 at September 30, 2011 and December 31, 2010	9,321	6,321
Intangible assets, net of accumulated amortization of $71,473 and $42,058 at September 30, 2011 and December 31, 2010	352,299	365,745
Goodwill	573,745	559,168
Other assets	10,691	14,217

Total assets	$1,106,997	$1,125,627

Liabilities and Stockholders' Equity

Liabilities
Accounts payable	$7,936	$11,565
Accrued expenses	20,139	17,143
Deferred revenue and customer deposits	2,662	6,435
Payable to dissenting stockholders	—	56,698
Accrued interest	4,859	16,393
Other current liabilities	3,477	6,801

Total current liabilities	39,073	115,035

Deferred income taxes	83,546	81,305
Senior secured notes, net of unamortized discount	193,537	297,417
Other liabilities	18,949	5,814

Total liabilities	335,105	499,571

Commitment and contingencies (Note 5)

Stockholders' equity
Common stock, par value $.01 per share - 300,000,000 shares authorized at September 30, 2011 and December 31, 2010; 99,994,600 and 87,379,865 shares issued and outstanding at September 30, 2011 and December 31, 2010	1,000	874
Additional-paid in capital	830,215	657,095
Accumulated deficit	(58,640)	(31,173)
Accumulated other comprehensive loss	(683)	(740)

Total stockholders' equity	771,892	626,056

Total liabilities and stockholders' equity	$1,106,997	$1,125,627

See accompanying notes to condensed consolidated financial statements.

Bankrate, Inc. and Subsidiaries

Condensed Consolidated Statements of Operations

(Unaudited)

($ in thousands, except share and per share data)

	Three months ended		Nine months ended
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Revenue	$112,904	$70,616	$310,431	$143,333
Cost of revenue (excludes depreciation and amortization)	38,044	27,813	111,229	56,507

Gross margin	74,860	42,803	199,202	86,826

Operating expenses:
Sales	3,660	2,301	9,701	6,255
Marketing	23,966	7,897	59,617	13,783
Product development	3,608	2,761	10,565	6,280
General and administrative	10,106	6,544	25,317	15,671
Legal settlement	—	141	—	141
Acquisition, offering and related expenses and related party fees	1,163	13,099	40,857	16,139
Restructuring charges	—	2,698	238	3,358
Depreciation and amortization	10,899	11,190	32,566	25,574

	53,402	46,631	178,861	87,201

Income (loss) from operations	21,458	(3,828)	20,341	(375)

Interest expense, net	(6,519)	(10,392)	(25,439)	(28,242)
Loss on redemption of senior secured notes	—	—	(16,629)	—

Income (loss) before income taxes	14,939	(14,220)	(21,727)	(28,617)
Income tax expense (benefit)	7,807	(6,478)	5,740	(11,974)

Net income (loss)	$7,132	$(7,742)	$(27,467)	$(16,643)

Basic and diluted net income (loss) per share:
Basic	$0.07	$(0.09)	$(0.30)	$(0.25)
Diluted	$0.07	$(0.09)	$(0.30)	$(0.25)
Weighted average common shares outstanding:
Basic	99,879,865	82,839,063	92,233,345	66,239,400
Diluted	100,427,391	82,839,063	92,233,345	66,239,400

See accompanying notes to condensed consolidated financial statements.

Bankrate, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows

(Unaudited)

($ in thousands)

	Nine months ended
	September 30, 2011	September 30, 2010
Cash flows from operating activities
Net loss	(27,467)	$(16,643)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	32,566	25,574
Provision for doubtful accounts receivable	1,738	487
Amortization of deferred financing costs and original issue discount	1,812	884
Stock-based compensation	2,927	—
Loss on disposal of assets	188	159
Loss on redemption of senior secured notes	16,629	—
Change in operating assets and liabilities, net of effect of business acquisitions	—	—
Accounts receivable	(28,672)	(9,906)
Prepaid expenses and other assets	(5,145)	447
Accounts payable	(3,629)	1,769
Accrued expenses	3,959	(1,974)
Other liabilities	1,119	2,368
Deferred revenue	(3,773)	(878)

Net cash (used in) provided by operating activities	(7,748)	2,287

Cash flows from investing activities
Purchases of furniture, fixtures and equipment and capitalized website development costs	(4,992)	(3,477)
Cash used in business acquisitions, net	(26,440)	(352,141)
Cash paid for acquisition earnouts and contingent liabilities	(576)	(13,583)
Restricted cash	2	2

Net cash used in investing activities	(32,006)	(369,199)

Cash flows from financing activities
Proceeds from issuance of preferred and common stock, net of costs	170,319	99,471
Repurchase of senior secured notes	(117,337)	—
Payments to dissenting stockholders	(61,253)	—
Proceeds from issuance of senior secured notes	—	297,231
Deferred financing costs	(2,950)	(11,578)
Proceeds from issuance of stockholder debt	—	40

Net cash (used in) provided by financing activities	(11,221)	385,164

Effect of exchange rate on cash and cash equivalents	(166)	(215)

Net (decrease) increase in cash	(51,141)	18,037
Cash - beginning of period	115,630	77,690

Cash - end of period	$64,489	$95,727

Supplemental disclosures
Cash paid for interest	$35,060	$25,485
Cash refunded for taxes, net of payments	$(317)	$(14,792)